Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 2,183,847	$ 2,174,192	$ 1,226,746
Write-downs (reversals of write-downs) of inventories	$ 146,550	$ 14,830	$ 30,782